Promissory Notes Payable – Related Party Officer and His Affiliates	9 Months Ended
Jun. 30, 2023
Promissory Notes Payable – Related Party Officer and His Affiliates [Abstract]
PROMISSORY NOTES PAYABLE – RELATED PARTY OFFICER AND HIS AFFILIATES

NOTE 8 - PROMISSORY NOTES PAYABLE – RELATED PARTY OFFICER AND HIS AFFILIATES

The outstanding balance of convertible and other notes issued to the Company’s chief executive officer and his affiliates consisted of the following at June 30, 2023 and September 30, 2022:

	June 30, 2023	September 30, 2022
Principal	$5,930,804	$13,537
Premiums	1,220,986	-
Short term	$7,151,790	$13,527

Promissory Notes Payable

On January 1, 2023, Bantec, Inc., Bantec Sanitizing LLC and Howco each executed line of credit agreements with an entity controlled by the Company’s CEO. Each agreement has the same terms: advances up to $100,000, maturity is one year, a ten percent advance fee and daily interest at 0.07% (approximately 26% annually) on the net balance due. The Company will charge the advance fees to interest expense.

As of June 30, 2023:

(i)	Bantec, Inc. borrowed $155,500 and repaid $26,450, leaving an outstanding balance of $129,050, fees and interest charged totaled $4,576.

(ii)	Bantec Sanitizing LLC borrowed $14,562 and repaid $1,000, leaving an outstanding balance of $13,562, fees and interest charged totaled $1,664.

(iii)	Howco borrowed $75,000 and repaid $42,250, including $7,570 of fees and interest, leaving an outstanding balance of $40,320. Howco was making weekly payments of $3,250.

On April 25, 2022, a promissory note was issued to the CEO by Howco for $50,000 having weekly payments of $1,570 for fifty weeks, which includes a total of $28,500 of interest. The principal at June 30, 2023 and September 30, 2022 was $0 and $13,527. Interest of $4,713 was charged to interest expense during the nine months ended June 30, 2022 prior to repayment. The note was repaid faster than the original payment terms, and therefore the interest was lower than the original agreement terms.

On April 12, 2023, Ekimnel Strategies LLC, 100% owned by Michael Bannon, Bantec’s Chairman, CEO and CFO, purchased and assumed, all of TCA’s rights and obligations as a lender under the Senior Secured Credit Facility Agreement dated May 31, 2016 and effective September 13, 2016 and all subsequent documents from the Receiver for TCA Global Credit Master Fund, LP. The value of the note at the time of agreement was valued at $8,546,334 including principal and accrued interest (also see Note 9 and 17).